Interest Rate Benchmark Reform - Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative financial instruments	£ 1,681	£ 3,406
Other financial assets at FVTPL	185	208
Financial assets at amortised cost	506	1,163
Financial assets at fair value through other comprehensive income	5,851	8,950
Total assets	287,098	292,332	£ 281,702
Liabilities
Derivative financial instruments	777	1,584
Other financial liabilities at fair value through profit or loss	803	1,434
Total liabilities	270,996	276,396	£ 265,685
GBP LIBOR
Assets
Derivative financial instruments	0	33,486
Other financial assets at FVTPL	8	968
Financial assets at amortised cost	1,373	15,062
Financial assets at fair value through other comprehensive income		428
Total assets	1,381	49,944
Liabilities
Derivative financial instruments	338	35,217
Other financial liabilities at fair value through profit or loss	0	1,129
Financial liabilities at amortised cost	34	2,354
Total liabilities	372	38,700
Off-balance sheet commitments given	338	11,400
USD LIBOR
Assets
Derivative financial instruments	1,480	4,514
Other financial assets at FVTPL	0	22
Financial assets at amortised cost	81	1,191
Financial assets at fair value through other comprehensive income		0
Total assets	1,561	5,727
Liabilities
Derivative financial instruments	1,831	5,205
Other financial liabilities at fair value through profit or loss	5	69
Financial liabilities at amortised cost	185	1,319
Total liabilities	2,021	6,593
Off-balance sheet commitments given	59	2,126
Other
Assets
Derivative financial instruments	0	2,149
Other financial assets at FVTPL	0	0
Financial assets at amortised cost	1	90
Financial assets at fair value through other comprehensive income		0
Total assets	1	2,239
Liabilities
Derivative financial instruments	0	88
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	0
Total liabilities	0	88
Off-balance sheet commitments given	0	573
Total
Assets
Derivative financial instruments	1,480	40,149
Other financial assets at FVTPL	8	990
Financial assets at amortised cost	1,455	16,343
Financial assets at fair value through other comprehensive income		428
Total assets	2,943	57,910
Liabilities
Derivative financial instruments	2,169	40,510
Other financial liabilities at fair value through profit or loss	5	1,198
Financial liabilities at amortised cost	219	3,673
Total liabilities	2,393	45,381
Off-balance sheet commitments given	£ 397	£ 14,099